Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Stockholders' Equity [Abstract]
Summary of outstanding stock warrants and options
		Weighted Average
	Number of Shares	Exercise Price

Outstanding – September 30, 2013	49,704,952	$.48
Granted	2,150,000	$.58
Exercised	(6,790,952)	$(.36)
Cancelled	(5,225,000)	$(.55)
Outstanding – September 30, 2014	39,839,000	$.47
Granted	1,215,000	$.27
Exercised	(200,000)	$(.25)
Cancelled	(7,450,000)	$(.36)
Outstanding - December 31, 2014	33,404.000	$.49

	Number of Shares	Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595	$.75
Granted	25,520,414	$.43
Exercised	(3,235,048)	$(.41)
Cancelled	(27,907,009)	$(.93)
Outstanding – September 30, 2013	49,704,952	$.48
Granted	2,150,000	$.58
Exercised	(6,790,952)	$(.36)
Cancelled	(5,225,000)	$(.55)
Outstanding – September 30, 2014	39,839,000	$.47